TRADE AND OTHER NON TRADE PAYABLES	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]

18) TRADE AND OTHER NON-TRADE PAYABLES

Details of trade and other payables at December 31, 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	2016	2017
Other payables	283	7,750
Suppliers	335	344
Total non-current non-trade payables	618	8,094
Suppliers	74,721	92,216
Advances	547	1,862
Total current trade payables	75,268	94,078
Suppliers of fixed assets	31,104	15,598
Personnel	88,585	80,631
Other payables	11,097	17,787
Advances from customers	429	438
Total current other non-trade payables	131,215	114,454
Total current	206,483	208,532
Total	207,101	216,626

The carrying amount of trade and other non-trade payables is similar to the fair value.